8. Other receivables (Details 1) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OtherReceivablesLineItems [Line Items]
Other receivables		R$ 573	R$ 430
Other receivables, current		381	302	R$ 267
Other receivables, noncurrent		192	128	R$ 642
Accounts Receivable From Insurers [Member]
OtherReceivablesLineItems [Line Items]
Other receivables	[1]	72	213
Receivable From Sale Of Subsidiaries [Member]
OtherReceivablesLineItems [Line Items]
Other receivables		83	82
Lease Receivables [Member]
OtherReceivablesLineItems [Line Items]
Other receivables		113	44
Accounts Receivable - Via Varejo [Member]
OtherReceivablesLineItems [Line Items]
Other receivables	[2]	49
Receivables From Sale Of Real Estate Properties [Member]
OtherReceivablesLineItems [Line Items]
Other receivables		128	40
Other [Member]
OtherReceivablesLineItems [Line Items]
Other receivables		142	67
Allowance For Doubtful Other Receivables [Member]
OtherReceivablesLineItems [Line Items]
Other receivables		R$ (15)	R$ (16)

[1]	In October 2019, the Company received R$203 from the insurance company regarding the claim related to the fire occurred at the Distribution Center in Osasco on December 27, 2017, after negotiations and agreement on the final amount of the indemnity.
[2]	As the Company sold the equity interest in Via Varejo, the amount that had been reported as related parties was reclassified to other receivables.